CAPITAL LEASE OBLIGATIONS - Additional Information (Detail) (MCP Lease Agreement [Member])	12 Months Ended
Dec. 31, 2014
MCP Lease Agreement [Member]
Capital Leased Assets [Line Items]
Lease agreement expire date	Jul. 11, 2033